January 4, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Aberdeen Investment Funds (the “Registrant”)

File Nos. (033-47507) and (811-06652)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing the referenced amendment pursuant to Rule 497(e) under the Securities Act of 1933, as amended, to submit an exhibit in interactive data form with revised risk/return summary information that mirrors the risk/return summary information in the prospectus supplement dated December 20, 2018 for Aberdeen Select International Equity Fund and Aberdeen Select International Equity Fund II (Accession No. 0001193125-18-354654).

Please do not hesitate to contact the undersigned at (617) 662-1504 or Jay Baris at (212) 848-4100 from Shearman & Sterling LLP, counsel to the Registrant, with any questions or comments concerning this filing.

Sincerely,

/s/ Brian F. Link
Brian F. Link
Secretary of Aberdeen Investment Funds

cc:	Lucia Sitar

Jay G. Baris